Basis of preparation and material accounting policies (Details) € in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) aircraft	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	€ 2,733.4	€ 3,863.3	€ 3,875.4	€ 3,599.3
Cash and cash equivalents and cash with a maturity date of longer than three months	3,600.0
Net cash	€ 2,085.5	1,303.8	1,372.8	€ 558.8
Number of unencumbered aircrafts | aircraft	620
Percentage of unencumbered aircrafts	100.00%
Property, plant and equipment long-lived assets	€ 11,373.1	10,923.7	10,847.0
Number of airlines	5
Retained earnings	€ 6,777.5	5,588.6	5,899.8
Repayment of borrowings	1,190.0	50.0	1,100.5
Cross-currency swaps
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets	49.0	87.0
Commodity derivative instruments associated with fuel and carbon operating expenses
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets	€ 2,028.0
Derivatives designated in cash flow hedges, net liabilities		205.0
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	80.00%
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	€ 221.8	168.6	155.9
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	71.1	68.5	63.0
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	14.7	17.2	15.8
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		0.1
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	€ 11,065.5	10,669.3	10,612.3
Residual value as percentage of current market value	15.00%
Useful life, property, plant and equipment	23 years
Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	8 years
Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	12 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Residual value as percentage of current market value	15.00%
Useful life, property, plant and equipment	23 years
Boeing 737 Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	8 years
Boeing 737 Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	12 years
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets	€ 0.0	€ 0.0	€ 0.0